UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from August 1, 2013 to August 31, 2013 Commission File Number of issuing entity: 333-165957-02

Bank of America Auto Trust 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165957

Bank of America Auto Receivables Securitization, LLC
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6885893
(I.R.S. Employer Identification No.)

℅ Bank of America Auto Receivables Securitization, LLC 100 N. Tryon Street Charlotte, NC	28255
(Address of principal executive offices of the issuing entity)	(zip code)

(980) 683-4915
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 notes	[___]	[___]	[ X ]	__________
Class A-2 notes	[___]	[___]	[ X ]	__________
Class A-3 notes	[___]	[___]	[ X ]	__________
Class A-4 notes	[___]	[___]	[ X ]	__________
Class B notes	[___]	[___]	[ X ]	__________
Class C notes	[___]	[___]	[ X ]	__________
Class D notes	[___]	[___]	[ X ]	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    X    No

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

On September 16, 2013, a distribution was made to holders of notes of the issuing entity. The description of the distribution and pool performance for the distribution period from August 1, 2013 to August 31, 2013 is provided on the distribution report attached as Exhibit 99.1 to this Form 10-D.

Repurchase Demand Activity (Rule 15Ga-1)
No Activity to Report

Most Recent Form ABS – 15G
Filed by: Bank of America Auto Receivables Securitization, LLC
CIK#: 0001488082
Filing Date: February 7, 2013

Filed by: Bank of America, N.A.
CIK#: 0001102113
Filing Date: August 13, 2013

PART II – OTHER INFORMATION

Item 9.  Exhibits.

ITEM 9.01 (c). Exhibits.
The following is filed as Exhibit to this Report under Exhibit 99:

Exhibit No.                      Description

99.1	Distribution report (The Indenture Trustee Certificate Statement to Noteholders) of the issuing entity, relating to the September 16, 2013 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  September 25, 2013                                                                                       Bank of America Auto Receivables Securitization, LLC

By: /s/ Stephanie L. Vincent
Name: Stephanie L. Vincent
Title: Treasurer